Capital and funding - Financial liabilities (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Treasury Risk Management
Current financial liabilities		€ 105	€ 105	€ 85
Non-current financial liabilities		3,311	3,311	248
Total financial liabilities		3,416	3,416	333
Increase in net debt			3,078	2
Payments for transactions with previous owner	€ 3,162	3,162	3,162
Intercompany facility to facilitate demerger
Treasury Risk Management
Notional amount	11,000
Increase in net debt	€ 10,615
Bank loans and overdrafts
Treasury Risk Management
Current financial liabilities		34	34	35
Non-current financial liabilities		1	1
Total financial liabilities		35	35	35
Bonds and other loans
Treasury Risk Management
Non-current financial liabilities		3,077	3,077
Total financial liabilities		3,077	3,077
Loans with Unilever
Treasury Risk Management
Current financial liabilities				9
Total financial liabilities				9
Lease Liability
Treasury Risk Management
Current financial liabilities		43	43	41
Non-current financial liabilities		100	100	103
Total financial liabilities		143	143	144
Derivative contracts - receipts
Treasury Risk Management
Current financial liabilities		28	28
Total financial liabilities		28	28
Other financial liabilities
Treasury Risk Management
Non-current financial liabilities		133	133	145
Total financial liabilities		€ 133	€ 133	€ 145
Magnum RFM Ice Cream Inc
Treasury Risk Management
Proportion of ownership interest in joint venture			50.00%
Ownership interest in joint venture, additional shares owned over stated ownership percentage		1	1
Exercise period of the right to buy shares			1 month